Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Salaries, fees and short-term benefits	$ 771	$ 781	$ 770
Share-based payments	230	208	669
Total	$ 1,001	$ 989	$ 1,439